Condensed Unaudited Interim Consolidated Statements of Cash Flows (USD $)	3 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
Net income (loss)	$ 2,201,435	$ (1,340,133)
Items not affecting cash
Depreciation	71,607	93,073
Stock-based compensation (Note 8)	6,537	202,874
Deferred share units (Note 9)	9,181	9,813
Accrued interest on related party loan	10,445	24,610
Fair value adjustment of derivative liabilities (Notes 5 & 10)		(1,232,157)
Unrealized foreign exchange (gain) loss	(65,489)	248,466
Change in non-cash operating assets & liabilities
Accounts receivable	(1,614,335)	(8,187)
Investment tax credits	(62,727)	(99,856)
Prepaid expenses and sundry assets	20,633	(23,513)
Accounts payable and accrued liabilities	(360,164)	696,128
Cash flows provided from (used in) operating activities	217,123	(1,428,882)
Financing activities
Issuance of common shares on option exercise	29,736
Repayment of capital lease obligations	(14,421)	(12,070)
Proceeds from convertible debenture (Note 5)		1,500,000
Issuance of common shares on at-the-market financing (Note 7)	4,944,014
Financing cost	(429,242)
Proceeds from issuance of shares on exercise of warrants (Note 10)	162,500
Cash flows provided from financing activities	4,692,587	1,487,930
Investing activity
Purchase of property and equipment	(65,560)	(37,064)
Cash flows used in investing activities	(65,560)	(37,064)
Effect of foreign exchange loss on cash held in foreign currency		(3,160)
Increase in cash and cash equivalents	4,844,150	18,824
Cash and cash equivalents, beginning of period	760,586	497,016
Cash and cash equivalents, end of period	5,604,736	515,840
Supplemental cash flow information
Interest paid (Note 5)	44,353	10,349
Taxes paid